Share Purchase Warrants - Continuity schedule for share purchase warrants (Details) - Share purchase warrants - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2012
Balance of warrants		1,600,000		18,500,000
Warrant exercise price		$ .10		$ .10
Warrants expired	(16,000,000)	(2,500,000)
Expired warrants exercise price	$ .10	$ .10